Income Taxes - Summary of Current and Deferred Portions of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current income tax expense	$ 78	$ 56,898	$ 1,503,504
Deferred tax expense/(benefit)	(6,582)	192,741	(1,086,380)
Income tax expense/(benefit), net	$ (6,504)	$ 249,639	$ 417,124